Allison L. Pristash 60 State Street
Mail Stop BO7-19-4
Boston, MA 02109
Tel +1 617 357 1220 allison.pristash@blackrock.com

July 31, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated July 31, 2026, do not differ from those contained in Post-Effective Amendment No. 2,891 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 27, 2026:

iShares Asia 50 ETF

iShares Biotechnology ETF

iShares Blockchain and Tech ETF

iShares Copper and Metals Mining ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Emerging Markets Infrastructure ETF

iShares Environmental Infrastructure and Industrials ETF

iShares ESG Select Screened S&P 500 ETF

iShares ESG Select Screened S&P Mid-Cap ETF

iShares ESG Select Screened S&P Small-Cap ETF

iShares Europe ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Future AI & Tech ETF

iShares Future Metaverse Tech and Communications ETF

iShares Global 100 ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Small Cap Value Factor ETF

iShares International Dividend Growth ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

iShares Lithium Miners and Producers ETF

iShares Micro-Cap ETF

iShares Mortgage Real Estate ETF

iShares MSCI USA Quality GARP ETF

iShares Nasdaq Top 30 Stocks ETF

iShares Nasdaq-100 ex Top 30 ETF

iShares North American Natural Resources ETF

iShares Preferred and Income Securities ETF

iShares Residential and Multisector Real Estate ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 2500 ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 3% Capped ETF

iShares S&P 500 ex S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares Semiconductor ETF

iShares Texas Equity ETF

iShares Top 20 U.S. Stocks ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Digital Infrastructure and Real Estate ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Manufacturing ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Telecommunications ETF

iShares US Small Cap Value Factor ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary